Non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Non-current liabilities.
Borrowings

	December 31,	December 31,
	2019	2018
	(€ in thousands)
Innovation credit	7,191	5,164
Accrued interest on innovation credit	3,124	2,351
Convertible loans	2,473	1,783
Accrued interest on convertible loans	264	88
Total borrowings	13,052	9,386
Current portion	(343)	—
	12,709	9,386